Capital commitments	12 Months Ended
Dec. 31, 2019
Capital commitments [abstract]
Capital commitments
Capital commitments

As of December 31, 2019, the Group had entered into contracts to incur capital expenditures of $185 million (2018: $146 million) for the acquisition of property, plant and equipment. These commitments are expected to be settled in the following financial year.